Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Goodwill and Other Intangible Assets

	Goodwill $m	Brands $m	Software $m	Management contracts $m	Other intangibles $m	Total $m
Cost
At 1 January 2016	371	193	498	465	263	1,790

Additions	—	—	127	—	53	180
Capitalised interest	—	—	4	—	—	4
Disposals	—	—	(45)	—	(7)	(52)
Exchange and other adjustments	(1)	—	(1)	(21)	(13)	(36)

At 31 December 2016	370	193	583	444	296	1,886

Additions	—	—	168	—	73	241
Capitalised interest	—	—	6	—	—	6
Disposals	—	—	(14)	—	(3)	(17)
Exchange and other adjustments	7	—	2	22	10	41

At 31 December 2017	377	193	745	466	376	2,157

Amortisation and impairment
At 1 January 2016	(138)	—	(202)	(139)	(85)	(564)

Provided	—	—	(41)	(11)	(14)	(66)
System Fund expense	—	—	(26)	—	—	(26)
Disposals	—	—	45	—	3	48
Exchange and other adjustments	—	—	1	9	4	14

At 31 December 2016	(138)	—	(223)	(141)	(92)	(594)

Provided	—	—	(40)	(10)	(18)	(68)
System Fund expense	—	—	(30)	—	—	(30)
Disposals	—	—	14	—	2	16
Exchange and other adjustments	(2)	—	(2)	(8)	(2)	(14)

At 31 December 2017	(140)	—	(281)	(159)	(110)	(690)

Net book value
At 31 December 2017	237	193	464	307	266	1,467

At 31 December 2016	232	193	360	303	204	1,292

At 1 January 2016	233	193	296	326	178	1,226

Summary of Carrying Value of Goodwill and Indefinite Life Brands Allocated to Cash-generating Units for Impairment Testing

 The year-end carrying value of goodwill and indefinite life brands have been allocated to cash-generating units (CGUs) for impairment testing purposes as follows:

	2017		2016
	Goodwill $m	Brands $m	Goodwill $m	Brands $m
CGU
Americas Managed	63	193	63	193
Americas Franchised	37	—	37	—
Europe Managed	21	—	21	—
Europe Franchised	10	—	10	—
AMEA Managed and Franchised	106	—	101	—

	237	193	232	193

Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests

The terminal growth rates and discount rates used, which are considered to be key assumptions, are as follows:

	Terminal growth rate		Discount rate
	2017%	2016%	2017%	2016%
Americas Managed	2.0	2.0	10.4	9.8
Americas Franchised	2.0	2.0	9.4	8.8
Europe Managed	2.0	2.0	10.8	9.3
Europe Franchised	2.0	2.0	9.8	8.4

AMEA Managed and Franchised	3.5	3.5	14.1	13.0

Summary of Net Book Value and Remaining Amortisation Period of Principal Management Contracts

At 31 December 2017, the net book value and remaining amortisation period of the principal management contracts were as follows:

	2017		2016
	Net book value $m	Remaining amortisation period Years	Net book value $m	Remaining amortisation period Years
Hotel
InterContinental Hong Kong	61	35	62	36
InterContinental New York Barclay	37	46	38	47
InterContinental London Park Lane	31	45	29	46
InterContinental Paris – Le Grand	34	47	31	48